Significant Related Party Transactions - Key Management Personnel Compensation (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 1,223,667	$ 1,462,964	$ 2,047,118
Post-employment benefits	2,603	2,732	2,782
Share-based payment	298,500	500,391	719,786
Others	417	618	649
Total	$ 1,525,187	$ 1,966,705	$ 2,770,335